GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Management fee to related party	$ 500	$ 363	$ 307
Directors and officers insurance	74	86	80
Salary and wages	3,282	2,904	2,859
Audit, legal and consultants	1,007	1,099	624
Legal fees - Nordic Galaxy	0	2,362	1,500
Administrative services provided by related party	3,930	3,821	3,686
Other fees and expenses	1,718	1,631	1,576
Total General and Administration expense with cash effect	10,511	12,266	10,632
Compensation - Restricted shares to Manager	1,540	67	2,838
Share-based Compensation	1,258	1,320	60
Deferred compensation plan	1,391	1,741	2,450
Total General and Administrative expense without cash effect	4,189	3,128	5,348
Total, end of period	$ 14,700	$ 15,394	$ 15,980